Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Discloure of Significant Accounting Policies
Disclosure of basis of preparation of financial statements [text block]
2.1
Basis of preparation

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (the “IASB”).

The consolidated financial statements have been prepared on a historical cost basis, except for debt instruments, including loans to customers and preferred shares, and listed equity instruments that have been measured at fair value. The consolidated financial statements are presented in U.S. Dollars (US$) and all values are rounded to the nearest thousand (
US$000
), except when otherwise indicated. The subtotals and totals in some of the tables in the notes may
not
equal the sum of the amounts shown in the primary financial statements due to rounding.

The consolidated financial statements provide comparative information in respect of the previous two
periods, except for the Statement of Financial Position and related disclosures, which provide comparative information as of
December 31, 2018.
Certain amounts in the comparable years have been restated to conform to current year presentation. In
2019,
the Group reclassified items in the Statement of Financial Position, specifically Loans to customers, Inventories and Marketable securities. These items were not
presented separately in the consolidated financial statements for the year ended
December 31, 2018.
The Group has
not
presented a
third
Statement of Financial Position as of
January 1, 2018
due to the reclassifications
not
having material effects on the information in the statement at that date.

Expenses in the Statement of Operations are classified by nature, except for Cost of revenue, which includes expenses directly attributable to revenue. The combination of presentation by nature and function is made based on historical and industry factors, and the nature of the Group. See section for Cost of revenue below and Note
7
for more information on the nature of expenses included in Cost of revenue.

Description of accounting policy for consolidation [text block]
2.2
Basis of consolidation

The consolidated financial statements comprise the financial statements of Opera Limited and its subsidiaries. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with an investee and has the ability to affect those returns through its power over the investee. Generally, there is a presumption that a majority of voting rights results in control. Specifically, the Group controls an investee if, and only if, the Group has:

●	power over the investee (i.e., existing and potential rights that give it the current ability to direct the relevant activities of the investee);
●	exposure, or rights, to variable returns from its involvement with the investee; and
●	the ability to use its power over the investee to affect its return.

If the Group loses control over a subsidiary, it derecognizes the related assets (including goodwill), liabilities, non-controlling interest and other components of equity, while any resultant gain or loss is recognized in profit or loss. Any investment retained is recognized at fair value.

Description of accounting policy for foreign currency translation [text block]
Foreign currencies

The consolidated financial statements are presented in U.S. Dollars, which is also the functional currency of the parent company.

For each entity, the Group determines the functional currency, which is the currency of the primary economic environment in which the entity operates. Items included in the financial statements of each entity are measured using that functional currency.

Foreign currency transactions are recognized by the Group’s entities at their respective functional currency spot rate at the date the transaction first
qualifies for initial recognition. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rates at the reporting date. Gains or losses arising from settlement or translation of monetary items are recognized in the Statement of Operations as Net foreign exchange gain (loss). Non-monetary items that are measured at historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions.

The assets and liabilities of entities within the Group with a functional currency which differs from the Group’s presentation currency, are translated using the currency exchange rates of the reporting date. Income and expense items are translated at average currency exchange rates for the respective period. The overall net foreign currency impact from translating assets, liabilities, income and expenses to U.S. Dollars is recognized in the Statement of Comprehensive Income as Exchange differences on translation of foreign operations.

Description of accounting policy for investment in associates and joint ventures [text block]
Investments in joint ventures and associates

A joint venture is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint venture. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

Associates are those entities in which the Group has significant influence, meaning power to participate in the financial and operating policy decisions of the investee, but not
control or joint control of those policies. Significant influence is presumed to exist when the Group holds between
20
and
50
percent of the voting power of another entity.

Investments in associates and joint ventures are accounted for using the equity method (equity-accounted investees) and are recognized initially at cost.

The consolidated financial statements include the Group’s share of the net income or loss and other comprehensive income, after adjustments, to align the accounting policies of the associates and joint ventures with those of the Group from the date that significant influence or joint control commences until the date that significant influence or joint control ceases. Any change in other comprehensive income of those investees is presented as part of the Group’s other comprehensive income. Unrealized gains arising from transactions with equity-accounted investees are eliminated against the investment to the extent of the Group’s interest in the investee. However, in the acquisition of a business from an equity-accounted investee, Opera does not
eliminate its share of gains or losses.

When the Group’s share of losses exceeds its interest in an equity-accounted investee, the carrying amount of that interest, including any long-term interests that in substance form part of its net investment, is reduced to zero, and the recognition of further losses is discontinued. Additional losses are provided for, and a liability is recognized, only to the extent that the Group has incurred legal or constructive obligations or has made payments on behalf of the investee.

The Group has invested in preferred shares in OPay and StarMaker, both entities classified as associates of the Group. These preferred shares represent a long-term interest that in substance form part of the net investment in the associates. Due to their characteristics the preferred shares are not
equity instruments and do
not
give rise to cash flows that are solely payments of principal and interest on the principal amount outstanding. Thus, the preferred shares are measured at fair value through profit or loss. The carrying amount of the preferred shares is presented as Investments in associates and joint ventures in the Statement of Financial Position, while changes in fair value is presented as Change in fair value of preferred shares in associates in the Statement of Operations. Losses recognized using the equity method in excess of the Group's investment in ordinary shares are applied to the other components of the entity's interest in the associates, including preferred shares, in the reverse order of their seniority (i.e., priority in liquidation).

Description of accounting policy for business combinations [text block]
Business combinations and goodwill

Business combinations, except those occurring under common control, are accounted for using the acquisition method. Acquired businesses are included in the consolidated financial statements from the date the Group obtains control. The cost of an acquisition is measured as the consideration transferred, which is measured at acquisition date fair value. Acquisition-related costs are expensed as incurred.

The Group initially measures goodwill at cost, being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests and any previous interest held, over the net identifiable assets acquired and liabilities assumed.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. Goodwill is from the acquisition date allocated to the Group’s cash generating units (CGUs) that are expected to benefit from the transaction. Due to growth and expansion into new businesses in
2019,
including microlending, management organized the Group into
four
operating segments effective from
2019:
Browser and News, Fintech, Retail and Other. The goodwill and the trademark that previously was allocated to the Consumer business CGU was reallocated to the Browser and News CGU.

Business combinations under common control are accounted for using predecessor accounting. Under this method, assets and liabilities of the acquired entity are stated at predecessor carrying values; they are not
measured at acquisition date fair values.
No
new goodwill is recognized. Any difference between the consideration given and the aggregate carrying value of the assets and liabilities of the acquired entity at the date of the transaction is included in equity in retained earnings. The acquired entity’s results from operations, assets and liabilities are incorporated prospectively from the date on which the business combination between entities under common control occurred.

Description of accounting policy for property, plant and equipment [text block]
Furniture, fixtures and equipment

Furniture, fixtures and equipment, including leasehold improvements, are recognized at cost, less accumulated depreciation and impairment losses.

Depreciation and amortization of furniture, fixtures and equipment is recognized on a straight-line basis over the asset’s estimated useful life as follows:

●	Leasehold improvements: Up to 6 years.
●	Equipment: Up to 10 years.
●	Furniture and fixtures: Up to 5 years.

Residual values, useful lives and depreciation method are reviewed at each financial year-end and adjusted prospectively, if appropriate.

At the end of each reporting period, furniture, fixtures and equipment are assessed for any indications of impairment. If there are indications implying that an asset may
be impaired, the recoverable amount is estimated. See below for accounting policies for impairment of non-financial assets.

Description of accounting policy for intangible assets other than goodwill [text block]
Intangible assets

Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination, which for the group includes customer relationships and trademark, is their fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses. Internally generated intangibles, excluding capitalized development costs, are not
capitalized and the related expenditure is reflected in the Statement of Operations in the period in which the expenditure is incurred.

The useful lives of intangible assets are assessed as either finite or indefinite.

Intangible assets with finite lives are amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may
be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each reporting period.

For goodwill and intangible assets that have an indefinite useful life and intangible assets that are not
yet available for use, the recoverable amount is estimated at a minimum at each reporting date.

Research costs are expensed as incurred. Development expenditures on an individual project are recognized as an intangible asset when the Group can demonstrate all of the following:

●	the technical feasibility of completing the intangible asset so that it will be available for use or sale;
●	its intention to complete the intangible asset and use or sell it;
●	its ability to use or sell the intangible asset;
●
how the intangible asset will generate probable future economic benefits. Among other things, the entity can demonstrate the existence of a market for the output of the intangible asset or the intangible asset itself or, if it is to be used internally, the usefulness of the intangible asset;

●	the availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset;
●	its ability to measure reliably the expenditure attributable to the intangible asset during its development.

The cost of developing new features, together with significant and pervasive improvements of core platform functionality, are capitalized as development costs and amortized on a straight-line basis, generally over a period of up to
3
years. Intangible assets classified as technology acquired in the acquisition of Opera Norway AS (formerly Opera Software AS) in
2016
are amortized over
5
years.

Other engineering work related to research activities or ongoing product maintenance, such as “bug fixes”, updates needed to comply with changes in laws and regulations, or updates needed to keep pace with the latest trends, are expensed in the period they are incurred.

Intangible assets related to customer relationships, which result from business combinations, are measured at cost less accumulated amortization and impairment losses and are amortized over the estimated customer relationship period up to
15
years. Customer relationship and trademark assets are evaluated for impairment at least annually and more frequently when circumstances warrant.

Description of accounting policy for leases [text block]
Leases

At the commencement date of the lease (i.e., the date the underlying asset is available for use), the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include:

●	Fixed payments (and payments that are fixed in substance) less any lease incentives.
●	Variable lease payments that depend on an index or a rate; and
●	Amounts expected to be paid under residual value guarantees.
●
The exercise price of any purchase option reasonably certain to be exercised by the Group, and payments of penalties for terminating a lease, if the lease term reflects the Group’s expectation of exercising the option to terminate.

Variable lease payments that do
not
depend on an index or a rate are recognized as expense in the period when the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Group uses the estimated incremental borrowing rate at the lease commencement date unless the interest rate implicit in the lease is readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments), or a change in the assessment of an option to purchase the underlying asset.

The Group recognizes right-of-use assets at the commencement date of the lease. Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Unless the Group is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the recognized right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term. Right-of-use assets are subject to impairment.

The Group applies the short-term lease recognition exemption to its short-term leases of office properties and equipment. It also applies the lease of low-value assets recognition exemption to leases of office equipment that are considered of low value. Lease payments on short-term leases and leases of low-value assets are recognized as expense on a straight-line basis over the lease term.

Prior to the implementation of IFRS
16
Leases
as of
January 1, 2019,
details of which are provided in Note
3,
the Group applied IAS
17
Leases
. In accordance with IAS
17,
a lease was classified at the inception date as a finance lease or an operating lease. A lease that transferred substantially all the risks and rewards incidental to ownership to the Group was classified as a finance lease. Additional details about the accounting policies applied prior to
2019
are provided below.

Finance leases, which for the Group primarily were related to network server equipment, were capitalized at the commencement of the lease at the inception date fair value of the leased equipment or, if lower, at the present value of the minimum lease payments. Lease payments were apportioned between finance charges and reduction of the lease liability to achieve a constant rate of interest on the remaining balance of the liability. Finance charges were recognized in finance costs in the Statement of Operations.

A leased asset was depreciated over the useful life of the asset, consistent with the useful lives for furniture, fixtures and equipment disclosed above. However, if there was no
reasonable certainty that the Group would obtain ownership by the end of the lease term, the asset was depreciated over the shorter of the estimated useful life of the asset and the lease term.

An operating lease was a lease other than a finance lease. Operating lease payments were recognized as an operating expense in the Statement of Operations on a straight-line basis over the lease term.

Description of accounting policy for financial assets [text block]
Financial assets

The Group has the following financial assets:

●	Loans and receivables: Trade receivables, loans to customers, other receivables, preferred shares and non-current financial assets.
●	Equity instruments: Holdings of publicly traded securities.

Initial recognition and measurement

Financial assets are classified, at initial recognition, as subsequently measured at amortized cost, fair value through other comprehensive income, or fair value through profit or loss. The Group did not
have financial assets measured at fair value through other comprehensive income.

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. Trade receivables that do not
contain a significant financing component are initially measured at the transaction price determined in accordance with the accounting policies for revenue recognition (see below). All other financial assets are initially measured at their fair value plus, in the case of a financial asset not
at fair value through profit or loss, transaction costs. Transaction costs of financial assets measured at fair value through profit or loss are expensed when incurred.

In order for a financial asset to be classified and measured at amortized cost or fair value through other comprehensive income it needs to give rise to cash flows that are solely payments of principal and interest ("SPPI") on the principal amount outstanding. This assessment is performed at an instrument level. The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both. Financial assets are measured at amortized cost if the financial assets satisfy the SPPI criteria and are held within a business model whose objective is to collect the contractual cash flows. If the financial asset is held within a business model that is achieved by both collecting contractual cash flows and selling and which contain contractual terms that are SPPI, the assets are measured at fair value through other comprehensive income. Financial assets with cash flows that are not
SPPI are classified and measured at fair value through profit or loss, irrespective of business model.

The microloans are held within a business model whose objective is to hold the assets and collect the contractual cash flows over the life of the instruments. There is no
pattern of selling the loans, and the performance of the business is not
measured at fair value for internal purposes. However, the Group has established a contractual obligation based on its business practices and external communication to limit the total amount of interest in the form of late fees to the amount of the principal and origination fee. This means that for overdue loans that are repaid after having reached such limit, the contractual cash flows are not
payments of principal and interest on the principal amount outstanding. This is due to the interest amounts not
being consideration for the time value of money. Consequently, the microloans are measured at fair value through profit or loss. In the Statement of Financial Position, the microloans are presented as Loans to customers.

Purchases or sales of financial assets that require delivery of assets within a time frame established by regulation or convention in the market place (regular way trades, such as publicly traded securities) are recognized on the trade date, i.e., the date that the Group commits to purchase or sell the asset.

Subsequent measurement at amortized cost

Financial assets at amortized cost are subsequently measured using the effective interest (EIR) method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired.

The Group’s financial assets at amortized cost includes trade receivables, loans to associates and joint ventures and other loans. A receivable represents the Group’s right to an amount of consideration that is unconditional (i.e., only the passage of time is required before payment of the consideration is due).

Subsequent measurement at fair value through profit or loss

Financial assets at fair value through profit or loss are carried in the Statement of Financial Position at fair value with changes in fair value recognized in the Statement of Operations. This category includes loans to customers, listed equity instruments held for trading and preferred shares in OPay and StarMaker. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term.

While microloans are measured at fair value through profit or loss, changes in fair value are disaggregated in the Statement of Operations into interest income (presented as revenue) and other changes in fair value (primarily driven by realized and expected cash shortfalls, i.e. credit losses). See section below on Revenue for information about accounting policies related to measurement of interest income from microloans. The net of interest income and other changes in fair value of loans to customers represents the change in fair value.

Derecognition

A financial asset is primarily derecognized when:

●	The rights to receive cash flows from the asset have expired; or
●
The Group has transferred its rights to receive cash flows from the asset and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset

Description of accounting policy for financial liabilities [text block]
Financial liabilities

Financial liabilities of the Group comprise of loans, borrowings and payables, including interest bearing loans, lease liabilities, trade payables, other payables and other current and non-current financial liabilities.

Initial recognition and measurement

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.

Subsequent measurement

Interest-bearing loans and borrowings are subsequently measured at amortized cost using the effective interest method (EIR). Gains and losses are recognized in the Statement of Operations when the liabilities are derecognized as well as through the EIR amortization process.

Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as finance costs in the Statement of Operations.

Derecognition

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires

Description of accounting policy for impairment of assets [text block]
Impairment

Impairment of financial assets

The Group recognizes an allowance for expected credit losses (ECLs) for all debt instruments not
held at fair value through the Statement of Operations. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

For trade receivables and contract assets, the Group applies a simplified approach in calculating ECLs. Therefore, the Group does not
track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Group makes specific loss provisions at the level of specific invoices where information exists that management can utilize in its determination of credit risk. For trade receivables where no
specific risk information is identified, the Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

The Group normally considers a financial asset in default when contractual payments are
90
days past due. In certain cases, the Group
may
also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no
reasonable expectation of recovering the contractual cash flows.

Prior to the implementation of IFRS
9
as of
January 1, 2018,
the Group assessed, at each reporting date, whether there was objective evidence that a financial asset or a group of financial assets was impaired. An impairment existed if one
or more events that had occurred since the initial recognition of the asset (an incurred "loss event"), had an impact on the estimated future cash flows of the financial asset or the group of financial assets that could be reliably estimated. The amount of impairment losses identified was measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows (excluding future expected credit losses that had not
yet been incurred).

Impairment of non-financial assets

The Group assesses, at each reporting date, whether there is an indication that an asset may
be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Group estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or CGU’s fair value less costs of disposal and its value in use. The recoverable amount is determined for an individual asset, unless the asset does not
generate cash inflows that are largely independent of those from other assets or groups of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

Goodwill is tested for impairment annually as of
December 31,
and when circumstances indicate that the carrying value
may
be impaired.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

The Group bases its impairment calculation on detailed budgets and forecast calculations. These budgets and forecast calculations cover a period of one
year. Because the length of the projection period for the cash flow forecast where a CGU has goodwill or intangible assets with indefinite lives is into perpetuity, we identify a “steady state” set of assumptions for the cash flows based on an approach where we estimate cash flows for the following four
years and then using the estimated cash flows in the final year of estimation as the basis for the terminal value. A long-term growth rate is calculated and applied to project future cash flows after the projected period. See Note
10
 for more information.

For assets, excluding goodwill, an assessment is made at each reporting date to determine whether there is an indication that previously recognized impairment losses no
longer exist or have decreased. If such indication exists, the Group estimates the asset’s or CGU’s recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized.

Description of accounting policy for fair value measurement [text block]
Fair value measurement

The Group measures certain financial assets and liabilities, as disclosed in Notes
5
and
16,
at fair value at each reporting date.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

●	In the principal market for the asset or liability; or
●	In the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible by the Group. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

All assets and liabilities for which fair value is disclosed in the financial statements are categorized within the fair value hierarchy, based on the lowest level input that is significant to the fair value measurement as a whole:

●	Level 1: Quoted (unadjusted) market prices in active markets for identical assets or liabilities.
●	Level 2: Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable.
●	Level 3: Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

For the investments in listed equity instruments, quoted market prices in active markets for identical assets form the basis for fair value measurement.

For assets and liabilities that are recognized in the financial statements at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

Description of accounting policy for provisions [text block]
Provisions

A provision is recognized in the Statement of Financial Position when the Group has a currently existing legal or constructive obligation as a result of a past event, and it is probable that a future outflow of economic benefits will be required to settle the obligation. If the effect is material, provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability.

A provision for restructuring costs is recognized when the Group has approved a detailed and formal restructuring plan, and the restructuring either has commenced or has been announced.

Description of accounting policy for measuring inventories [text block]
Inventories

Inventories in the form of handsets and airtime are valued at the lower of cost and net realizable value. The costs of individual items of inventory are determined using weighted average costs. Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale.

Description of accounting policy for recognition of revenue [text block]
Revenue

The Group has the following primary sources of revenue:

i.	Search
ii.	Advertising
iii.	Origination fees and interest (Fintech)
iv.	Airtime and handsets (Retail)
v.	Technology licensing and other revenue

All categories of revenue are within the scope of IFRS
15
Revenue from contracts with customers
, except for origination fees and interest, which represent components of changes in fair value of microloans to customers.

Revenue from contracts with customers is recognized when control of the goods or services are transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services (the transaction price).

Prior to the implementation of IFRS
15
as of
January 1, 2018,
the Group recognized revenue to the extent that it was probable that the economic benefits would flow to the Group and the revenue could be reliably measured, regardless of when the payment was received. Revenue was measured at the fair value of the consideration received or receivable, taking into account contractually defined terms of payment and excluding taxes or duty. The sections below describe the accounting principles for revenue recognition in
2018
and
2019.

  Revenues from each of these categories are recognized as follows:

i.	Search

Search revenue is generated when a user conducts a qualified search using a search partner (such as Google or Yandex) through the built-in combined address and search bar provided in Opera’s PC and mobile browsers, or when otherwise redirected to the search partner via browser functionality. Search revenue is recognized in the period the qualified search occurs based upon the contractually agreed revenue share amount.

ii.	Advertising

Advertising includes revenues from all other user-generated activities excluding search revenues. Advertising revenues include revenues from industry-standard ad units, predefined partner bookmarks (“Speed Dials”) and subscriptions of various promoted services that are provided by the Group. Revenue is recognized when our advertising services are delivered based on the specific terms of the underlying contract, which are commonly based on revenue sharing, clicks, or subscription revenues collected by third
parties on behalf of the Group.

The majority of advertising revenue is reported based on the amounts the Group is entitled to receive from advertising partners. In limited instances where the Group has developed or procured a service which it promotes to the users, the Group considers itself the principal party to a transaction and not
an agent of another entity. In such cases, the Group will recognize revenue on a gross basis. In the Group’s determination as to whether it is the principal, it considers its (i) responsibility to provide the service to the end-user, (ii) ability to determine pricing, (iii) exposure to risk. The associated costs for these transactions are included in the Statement of Operations within cost of revenue.

iii.	Origination fees and interest

The Group provides instant app-based microloans to customers in exchange for an origination fee that remains fixed regardless of any early repayment. The origination fee is compensation for the credit risk and time value of money. Additional fees in the form of interest accrues only if and after a loan is not
repaid by its due date.

While loans to customers are classified as financial assets measured at fair value through profit or loss, the Group disaggregates changes in fair value into interest income and credit losses in the Statement of Operation. Interest income, classified as revenue, is recognized when the interest is accrued based on the effective interest rate – the rate that at inception exactly discounts the estimated contractual future cash receipts through the expected life of the loans to the disbursed amount.

iv.	Airtime and handsets

The Retail segment includes sale of handsets, prepaid airtime and data to consumers and wholesalers. Revenue is recognized when the contracted good or service is transferred to the customer, after which the Group does not
have any remaining obligations, except for a potential obligation to provide refunds customers in some arrangements if certain criteria are met. This right of refund creates variability in the transaction price. The amount of revenue recognized includes variable consideration to which we expect to be entitled. In
2019,
customers’ right of refund did
not
materially impact the amount of revenue recognized. The Group updates its estimates of refund liabilities (and the corresponding change in the transaction price) at the end of each reporting period.

The Group has concluded that it is a principal for all its existing arrangements with customers classified as retail, based on the factors discussed above for Advertising revenue. Although other parties are involved in the supply of the contracted good or service to the customer, Opera controls the contracted good or service before it is transferred.

v.	Technology licensing and other revenue

Technology licensing and other revenue include other revenues that are not
generated by the Group’s user base, such as revenues from providing professional services, from device manufacturers and mobile communication operators. We generate such revenue from licensing of our proprietary compression technology and providing related maintenance, supporting and hosting services to third
parties, as well as providing professional services, and enabling customized browser configurations to mobile operators. We also generate such revenue from providing development and managerial services to certain equity-accounted investees.

Licensing agreements
may
in addition to licensing of technology, include related professional services, maintenance and support, as well as hosting services. Depending on the customization and integration level, the software licenses are either distinct or not
distinct performance obligations from related professional services, and accordingly, the licensing revenue is recognized either separately when control is transferred to the customer or together with the implementation services. Sale of licenses that are part of a multi-element contract where the license is not
distinct from maintenance, support or hosting services, are recognized over the contract period.

Maintenance, support and hosting revenues are generally recognized ratably over the term that these services are provided.

Revenue from software developed specifically for
one
customer is recognized over the development period in line with the degree of completion, provided that the criteria for recognizing revenue over time defined in IFRS
15
are met.

Revenue from distinct professional services are recognized over the development period in line with the degree of completion.

Set-up activities that do
not
result in the transfer of a promised good or service, are
not
identified as a performance obligation to the customer. The costs of set-up activities are recognized as an asset, provided the criteria defined in IFRS
15
are met.

The allocation of revenue for contracts with multiple elements is based on the Group’s estimate of its standalone selling prices. Such estimates are based on relevant historical information and can include past contracts with fewer elements, or the Group’s typical hourly rates for professional services compared with an estimated number of hours required.

Revenue from operators is included in the “Technology licensing and other revenue” category even if there are variable components that scales with the number of users. This is related to the fact that such operator agreements typically contain licensing fees based on usage, as well as hosting and support services.

Description of accounting policy for other income [text block]
Other income

Other income is income which is
not
related to the Group’s ordinary activities and is presented net of associated costs. In
2017,
other income included net gain from sale of certain fixed and intangible assets.

Description of accounting policy for expenses [text block]
Cost of revenue

Cost of revenue comprises the fintech cost categories of transaction and communication platform expenses, as well as third
party credit scoring, data and risk control costs, as well as the cost of handsets and airtime sold to customers. It also includes revenue shares to content creators on our Opera News platform, and payments to publishers and monetization partners, including the costs of any platform or collection service used to facilitate subscription services where the Group is the principal of the transaction. Payments to publishers and monetization partners typically consist of fees based upon a percentage of relevant revenues, such as publishers providing content in which the Group delivers mobile ads or operators facilitating payments of Opera branded services. Cost of revenue also includes expenses directly attributable to revenue recognized in the period, such as employee benefits for individuals who provided maintenance, support, and managerial services to customers for which revenue was recognized. The Group recognizes such costs at the same time it recognizes the associated revenue.

Description of accounting policy for personal expenses [text block]
Personnel expenses

Personnel expenses, other than share-based payments to employees, include short-term employee benefits, such as wages, salaries and social security contributions, paid annual leave and paid sick leave, performance-based bonuses and non-monetary benefits. It also includes expenses related to defined contribution schemes provided to employees as post-employment benefit. Expenses related to certain outsourced services, primarily sales, debt collection and customer support, are classified as personnel expenses if the nature of the arrangement is that the Group is functioning as the employer. Personnel expenses are recognized at the undiscounted amount due to the employees or the de-facto employees when these have rendered service to the Group or when the liability otherwise arises.

Description of accounting policy for income tax [text block]
Income taxes

Income tax expense consists of the sum of (i) current year income taxes payable plus (ii) the change in deferred taxes and liabilities, except if income taxes relate to items recognized in other comprehensive income, in which case it is recognized in other comprehensive income.

Current year income taxes payable is the expected tax payable on the taxable income for the year, using tax rates enacted or substantially enacted at the year-end date, and any adjustment to tax payable in respect of previous years. The Group includes deductions for uncertain tax positions when it is probable that the tax position will be sustained in a tax review. The Group records provisions relating to uncertain or disputed tax positions at the amount expected to be paid.

Deferred tax is provided using the liability method, providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. The amount of deferred tax provided is based on the expected manner of realization or settlement of the underlying items, using tax rates enacted or substantively enacted at the reporting date.

A deferred tax asset is only recognized to the extent that it is probable that future taxable profits will allow the deferred tax asset to be realized. Recognized assets are reversed when realization is no
longer probable. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis, or their tax assets and liabilities will be realized simultaneously.

Income taxes include all domestic and foreign taxes, which are based on taxable profits, including withholding taxes.

Description of accounting policy for government grants [text block]
Government grants

Government grants are recognized when there is reasonable assurance that the grant will be received and all attached conditions will be complied with. The Group has received government grants that relate to the development of technology, which includes expenditures that are capitalized. Those government grants are deducted in arriving at the carrying amount of the asset.

Description of accounting policy for treasury shares [text block]
Treasury shares

Treasury shares are shares in Opera Limited, the parent, that are reacquired under a repurchase program. Treasury shares are recognized at cost and deducted from equity.
No
gain or loss is recognized in the Statement of Operations on the purchase, sale, reissue or cancellation of the Group’s own equity instruments.

Description of accounting policy for significant accounting estimates, judgements and assumptions [text block]
2.4
Significant accounting estimates, judgments and assumptions

The preparation of the Group’s consolidated financial statements requires management to make judgments, estimates and assumptions that may
affect the reported amounts of assets, liabilities, income and expenses, and the accompanying disclosures. The estimates and assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the result of which forms the basis for making the judgments about carrying values of assets and liabilities that are not
readily apparent from other sources. Actual results
may
differ from these estimates. The estimates and underlying assumptions are reviewed continuously. Changes in accounting estimates are recognized in the period in which the estimate is revised, if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

The following summarizes the most significant judgments and estimates in preparing the consolidated financial statements.

Control over Opera Limited

In
2018,
in connection with the Group’s acquisition of TenSpot Pesa Limited, the Group concluded that Opera Limited was controlled by its Chairman and CEO. Since the Group’s Chairman and CEO also controlled TenSpot Pesa Limited, the business combination occurred under common control. The determination that Opera Limited was controlled by its Chairman and CEO was based on significant judgment. The Chairman and CEO’s ownership interest and voting rights were established by his control of Keeneyes Future Holding Inc and Kunlun Tech Limited, a subsidiary of Beijing Kunlun Tech Co. Ltd. Although the Chairman and CEO did
not
hold a majority of the shares and voting rights in the latter, the Group concluded that he had de facto control over that entity based on his practical ability to direct the relevant activities unilaterally. This was based on him being the largest holder of voting rights in Beijing Kunlun Tech Co. Ltd, effectively controlling
33.77%
of the voting rights directly. The history of voting in general meetings for Beijing Kunlun Tech Co. Ltd demonstrated that the Group’s Chairman and CEO controlled significantly more than
50%
of the shares registered to vote. The remaining shares in Beijing Kunlun Tech Co. Ltd were widely dispersed among a large number of other shareholders.

Significant influence over OPay and basis for accounting of investment

The Group determined that it has significant influence over OPay Limited even though it was diluted in
2019
from holding
19.9%
to
13.1%
of the voting rights in the company and did
not
have a direct representation on the board of directors. In determining that it has significant influence, the Group considered the influence its chairman and CEO is capable of exercising on its behalf. The Group’s chairman and CEO is also the chairman and CEO of OPay, though appointed as a representative of a personal investment entity, which also is an investor in OPay. Based on the assessment that the chairman and CEO of the Group is capable of exercising significant influence in OPay on behalf of the Group, it was determined that it has power to participate in the financial and operating policy decisions of OPay and thus the investment was classified as an associate.

In
2019,
the Group acquired preferred shares in OPay, as disclosed in Notes
16
and
27.
While the preferred shares have characteristics similar to equity instruments, the Group determined that the rights and benefits inherent in the preferred shares, including redemption rights and liquidation preference, entail that they in substance are debt instruments. Consequently, the Group classified the preferred shares as financial instruments measured at fair value through profit or loss. The carrying amount of the preferred shares is part of the Group’s net investment in OPay. The Group applied significant judgment in determining the share of net income (loss) to be recognized under the equity method. The Group considered the rights and benefits of all classes of shares issued by OPay and determined that the Group's share was to be calculated based on its number of ordinary shares relative to the total number of shares outstanding, including preferred shares, opposed to only the total number of ordinary shares outstanding.

Fair value of preferred shares in associates

The Group has invested in preferred shares in OPay and StarMaker, both entities classified as associates of the Group. These preferred shares represent a long-term interest that in substance form part of the net investment in the associates. Due to their characteristics the preferred shares are not
equity instruments and do
not
give rise to cash flows that are solely payments of principal and interest on the principal amount outstanding. Thus, the preferred shares are measured at fair value through profit or loss.

The fair values of preferred shares in OPay and StarMaker as of
December 31, 2019
were measured using methods and techniques that reflect the economic rights and benefits of the preferred shares. These rights and benefits include redemption rights and liquidation preferences. A combination of the following three
valuation methods was used to estimate the fair value of the preferred shares: Probability weighted expected return model (“PWERM”); Option pricing model (“OPM”); and Current value method (“CV”). These models build on estimates, such as discount for lack of marketability and the fair value of equity in OPay and StarMaker. Moreover, the PWERM model is based on estimates for future scenarios and outcomes, including sale transactions, initial public offering, dissolution, and redemption. More details on the models and input are provided in Note
16.

Fair value of microloans

Microloans are measured at fair value through profit or loss. Fair value is estimated by discounting projected future cash flows to their present value using the credit-adjusted effective interest rate, determined as at the date loans were granted. This method is deemed appropriate for estimating fair value due to the short duration of the loans and the amounts of origination fees and interest reflecting market rates at the point in time when the loans were granted. The credit-adjusted effective interest rate reflects the risk of defaulted payment. The total cash flows (both principal, origination fees and interest) expected to be collected are regularly reviewed. The impact of changes in expected cash flows is adjusted in the carrying amount of Loans to customers and is, together with the difference between the realized and expected cash flow of the period, recognized in the Statement of Operations as Revenue or Other changes in fair value of loans to customers. The underlying estimates for future cash flows, which form the basis for revenue recognition, depends on variables such as the ability to contact the debtor and reach an agreement, timing of cash flows, general economic environment, and statutory regulations. Events or changes in assumptions and management’s judgment will affect the recognition of revenue in the period.

Provision for expected credit losses

For trade receivables and other financial assets measured at amortized cost, a loss allowance is recognized based on lifetime expected credit losses.

For trade receivables, the Group makes specific loss provisions at the level of specific customer invoices where information exists that management can utilize in its determination of credit risk. For trade receivables where no
specific risk information is identified, the Group uses a provision matrix that is based on the nature of the receivable, location of its invoicing and the age of the invoice relative to its due date, reflecting its historical credit loss experience and adjusting for forward-looking factors specific to the debtors and the economic environment. See Note
21
 for more information.

Collectability of consideration from Powerbets

In order to recognize revenue from a contract with a customer within the scope of IFRS
15,
certain criteria must be met, including it being probable that the Group will collect the consideration to which it will be entitled in exchange for the goods or services transferred to the customer. In evaluating whether collectability of an amount of consideration is probable, the Group considers the customer’s ability and intention to pay that amount of consideration, which may
involve significant judgment.

In
2019,
the Group recognized
US$2,210
thousand of revenue from contracts with Powerbets (
2018:
US$4,369
thousand and
2017:
US$0
). As of
December 31, 2019,
the total amount of outstanding trade receivables due from Powerbets was
US$6,579
thousand, compared to
US$4,369
thousand as of
December 31, 2018.

In assessing whether the collectability criterion was met for contracts with Powerbets, management considered the likelihood of and timing for when Powerbets will start generating net cash inflows from its operating activities and other factors that are relevant in assessing the timing of revenue recognition and collectability of related accounts receivable. See Notes
21,
27
and
28
 for more information.

As of
December 31, 2019,
the Group estimated the lifetime expected credit losses on the receivables due from Powerbets for the purpose of recognizing a loss allowance. In estimating the cash flows the Group expects to receive, it considered a range of possible outcomes, which were assigned weights based on probabilities. Possible outcomes included scenarios in which Powerbets starts generating sufficient cash flows from its operating activities to settle the receivables and capital contributions from new investors in the company.

Impairment of non-financial assets

Impairment exists when the carrying value of an asset or cash generating unit exceeds its recoverable amount, which is the higher of its fair value less costs of disposal and its value in use. The Group tested the Browser and News CGU, which includes goodwill and the Opera brand (“Trademark”), for impairment as of
December 31, 2019,
based on an estimate of its value in use. The value in use calculation is based on a discounted cash flow (“DCF”) model. It requires management to estimate future cash flows expected to arise from the CGU using a suitable discount rate. The key assumptions in determining the value in use are the expected future cash flows, long-term growth rate and the discount rate. The key assumptions, including a sensitivity analysis, are disclosed in Note
10.

Share-based payments

The Group has established an employee equity plan to provide long-term incentives for its employees.

Estimating fair value for share-based awards requires an assessment of an appropriate valuation model, which depends on the terms and conditions of the grant. The estimate also requires an assessment of the most appropriate inputs to the valuation model including grant date fair value of the underlying equity, the expected life of the grant, volatility and dividend yield. Assumptions and models used for current grants are disclosed in Note
6.

When applicable, employer social security costs are accrued over the vesting period of each award, based on the award’s intrinsic value of the underlying equity interest as of the reporting date.

Both periodic equity costs and social security cost accruals are adjusted for estimated forfeitures.

Capitalized development costs

The Group capitalizes expenditure incurred in the development of new products and services. Initial capitalization of expenditure is based on management’s judgment that the project meets all of the six
criteria discussed above in the accounting policy for intangible assets. Assessing if and when all of these criteria are met is based on judgment, which takes into account past experiences and expectations about the technical ability to complete the asset as intended

The Group periodically, and when circumstances warrant, reviews capitalized costs to evaluate whether there are indicators of impairment for individual assets. If indicators of impairment are identified, the Group tests the asset or CGU to which it is included for impairment in accordance with the principles discussed above. In the event the Group abandons a development project, the asset is written off immediately. See Note
10
 for more information.